INCOME TAX - Deductible temporary differences and unused tax loss (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
INCOME TAX
Deductible temporary differences and unused tax loss	$ 35,314,782	$ 36,278,467
Non-capital loss carry forward
INCOME TAX
Deductible temporary differences and unused tax loss	14,962,117	16,212,219
Capital loss carry forward
INCOME TAX
Deductible temporary differences and unused tax loss	17,885,070	18,622,526
Properpty, plant and equipment
INCOME TAX
Deductible temporary differences and unused tax loss	240,563	248,417
Equity investments
INCOME TAX
Deductible temporary differences and unused tax loss	246,411	337,682
Share issuance cost
INCOME TAX
Deductible temporary differences and unused tax loss	$ 1,980,621	$ 857,623